24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2015	2014
Income
Income from investment in CFSG Partners	$361,044	$272,820

Expenses
Outsourcing expense	$516,197	$420,355
Service contracts - administration	330,563	420,426
Marketing	307,841	275,915
State deposit tax	562,271	544,737
ATM fees	372,609	365,813
Telephone	312,043	326,473
FDIC Insurance	365,804	374,703